FINANCING AND LOANS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCING AND LOANS.
Schedule of financing and loans receivables

	Average Rate
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
ITAIPU	7.04	7.08	5,843,724	7,989,716
CEAL*	7.28	—	1,564,724	—
ELETROPAULO	6.96	10.00	1,314,107	1,491,811
AMAZONAS D*	7.38	—	3,949,748	—
CEPISA	5.42	6.60	746,427	1,803,454
CERON	—	7.21	—	312,993
ELETROACRE	—	7.43	—	372,040
BOA VISTA	5.49	6.72	160,309	171,542
CELPA	5.96	5.95	6,236	11,998
EQUATORIAL MARANHÃ D	0.25	0.34	92,986	107,988
REPASSE RGR	5.00	5.00	1,101,161	1,858,070
OTHERS	—	—	130,037	62,984
(-) ECL	—	—	(632,643)	(307,655)
Total			14,276,816	13,874,941

   Distributors CEAL and Amazonas Distribuidora were classified as held for sale as of 2018 and were sold in March 2019 and April 2019, respectively, see note 46.1.

	12/31/2019	12/31/2018
Current	3,473,393	3,903,084
Charges	215,929	209,715
Principal	3,257,464	3,693,369
Non-current	10,803,423	9,971,857
Total	14,276,816	13,874,941

Schedule of RGR receivables and equivalent liabilities

	12/31/2019
RGR Transfer	Charges	Current	Non-current
AMAZONAS D	19,278	62,525	16,128
ELMA	10,648	3,143	—
ENERLESTE	1,529	1,424	—
GLOBAL	136,547	44,100	—
CELPA	15,799	6,795	662,478
CEMIG	—	10,688	8,412
COELCE	—	6,885	7,413
RGE-SUL	—	3,044	2,838
OTHERS	—	31,911	49,577
	183,801	170,513	746,847
Liability
RGR CCEE	183,801	170,513	746,847

Schedule of allowance for credit losses on financing receivables

	12/31/2019	12/31/2018	12/31/2017
Opening balance	307,655	268,920	258,338
(+) Complement	894,870	407,734	36,024
(-) Reversals	(569,882)	(369,000)	(25,442)
Final balance	632,643	307,655	268,920